SCHEDULE OF TRADE NOTES AND ACCOUNTS RECEIVABLE (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Trade Notes And Accounts Receivable Net
Trade notes	¥ 3,298	¥ 572
Accounts receivable	135,386	181,450
Less: allowance for credit losses	(311)	(214)
Trade notes and accounts receivable, net	¥ 138,373	¥ 181,808